Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) - Restricted Share Rights [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2016 (in shares)	40,634,792
Granted (in shares)	16,987,548
Vested (in shares)	(21,361,210)
Canceled or forfeited (in shares)	(582,544)
Nonvested at December 31, 2016 (in shares)	35,678,586	40,634,792
Weighted- average grant-date fair value
Nonvested at January 1, 2016 (in dollars per share)	$ 42.00
Granted (in dollars per share)	48.31	$ 55.34	$ 46.79
Vested (in dollars per share)	39.49
Canceled or forfeited (in dollars per share)	48.70
Nonvested at December 31, 2016 (in dollars per share)	$ 46.40	$ 42.00